ADVANCE CAPITAL I, INC.
SUPPLEMENT DATED OCTOBER 17, 2011
TO THE PROSPECTUS DATED APRIL 30, 2011


THE FOLLOWING ARE REVISIONS TO THE PROSPECTUS DISCLOSURES FOR THE
CORE EQUITY FUND.

The Prospectus is revised as follows:

On page 13 of the Prospectus, in the "FEES AND EXPENSES OF THE FUND" section, the Core Equity Fund "Annual Fund Operating Expenses" table is deleted in its entirety and replaced with the following:


                      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE
                            OF YOUR INVESTMENT)
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                                           RETAIL          INSTITUTIONAL
                                           SHARES             SHARES
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Management fees.............................0.80%              0.80%
Distribution (12b-1) fees...................0.25%              0.00%
Other expenses..............................0.35%              0.35%
                                            -----              -----
Total annual fund operating expenses........1.40%              1.15%
                                            =====              =====
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             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE